Plant, Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
As of September 30, 2012 and December 31, 2011, plant, property and equipment consisted of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Building and workshops	$7,361,148	$7,604,331
Office equipment	567,318	465,596
Autos	306,488	345,492
Machinery	3,020,506	2,643,008
Museum decoration and renovation	544,566	422,280
Less: accumulated depreciation	(3,205,278)	(2,759,521)

	$8,594,748	$8,721,186

As of December 31, 2011 and 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,604,331	$7,197,084
Office equipment	465,596	269,916
Autos	345,492	293,452
Machinery	2,643,008	2,397,658
Museum decoration and renovation	422,280	-
Less: accumulated depreciation	(2,759,521)	(1,965,173)

	$8,721,186	$8,192,937